Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

www.drinkerbiddle.com

April 5, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds

Post-Effective Amendment No. 91

1933 Act Registration No. 002-80543

1940 Act Registration No. 811-03605

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Money Market Portfolios – Shares, Service Shares and Premier Shares Prospectus; (ii) Prime Obligations Portfolio and U.S. Government Select Portfolio – Williams Capital Shares Prospectus; (iii) Money Market Portfolios – Shares, Service Shares and Premier Shares Statement of Additional Information; and (iv) Prime Obligations Portfolio and U.S. Government Select Portfolio – Williams Capital Shares Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 91 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 91 to the Trust’s registration statement was filed with the Commission via EDGAR on March 28, 2018 (Accession No. 0001193125-18-098994) with an effective date of April 1, 2018.

Please do not hesitate to contact the undersigned at (215) 988-1146 if you have any questions.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

cc:	Peter K. Ewing

Kevin P. O’Rourke

Jose J. Del Real, Esq.

Angela R. Burke, Esq.

Stacy H. Louizos, Esq.